Shareholder Report, Line Graph (Details) - USD ($)			10 Months Ended	12 Months Ended		22 Months Ended	24 Months Ended	34 Months Ended	36 Months Ended	46 Months Ended	48 Months Ended	58 Months Ended	60 Months Ended	70 Months Ended	72 Months Ended	82 Months Ended	84 Months Ended	94 Months Ended	96 Months Ended	106 Months Ended	108 Months Ended	118 Months Ended	120 Months Ended
	Jul. 24, 2016	May 31, 2016	May 31, 2017	May 31, 2026	May 31, 2017	May 31, 2018	May 31, 2018	May 31, 2019	May 31, 2019	May 31, 2020	May 31, 2020	May 31, 2021	May 31, 2021	May 31, 2022	May 31, 2022	May 31, 2023	May 31, 2023	May 31, 2024	May 31, 2024	May 31, 2025	May 31, 2025	May 31, 2026	May 31, 2026
C000082955
Account Value [Line Items]
Line Graph and Table Measure Name				Advisor Class
Accumulated Value	$ 10,000		$ 9,952			$ 10,052		$ 10,529		$ 10,770		$ 11,569		$ 10,830		$ 10,787		$ 11,065		$ 11,197		$ 11,956
C000028643
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charges)
Accumulated Value		$ 9,699			$ 9,775		$ 9,848		$ 10,291		$ 10,488		$ 11,238		$ 10,493		$ 10,426		$ 10,680		$ 10,769		$ 11,480
C000028645
Account Value [Line Items]
Line Graph and Table Measure Name				Class C (with sales charges)
Accumulated Value		10,000			10,003		10,002		10,382		10,496		11,164		10,344		10,200		10,378		10,386		10,984
C000082961
Account Value [Line Items]
Line Graph and Table Measure Name				Advisor Class
Accumulated Value	10,000		10,014			10,150		10,645		10,882		11,673		10,924		10,911		11,199		11,400		12,213
C000028661
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charges)
Accumulated Value		9,702			9,821		9,929		10,381		10,584		11,335		10,582		10,543		10,785		10,962		11,702
C000028663
Account Value [Line Items]
Line Graph and Table Measure Name				Class C (with sales charges)
Accumulated Value		10,000			10,048		10,083		10,471		10,599		11,259		10,429		10,313		10,489		10,572		11,206
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value	10,000		10,004			10,116		10,764		11,192		11,722		10,925		10,979		11,272		11,501		12,268
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value		10,000			10,146		10,259		10,916		11,350		11,888		11,080		11,134		11,432		11,664		12,442
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value		10,000			10,146		10,259		10,916		11,350		11,888		11,080		11,134		11,432		11,664		12,442
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,004			$ 10,116		$ 10,764		$ 11,192		$ 11,722		$ 10,925		$ 10,979		$ 11,272		$ 11,501		$ 12,268
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value		10,000			10,146		10,259		10,916		11,350		11,888		11,080		11,134		11,432		11,664		12,442
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value		$ 10,000			$ 10,146		$ 10,259		$ 10,916		$ 11,350		$ 11,888		$ 11,080		$ 11,134		$ 11,432		$ 11,664		$ 12,442